Discontinued Operations	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

Note 14 – Discontinued Operations

On June 30, 2025, management elected to discontinue the Company’s legacy Snacks and Beverages business, which historically involved the sale of packaged snack products through wholesale and distribution channels. This decision was part of a broader strategic realignment to focus resources on the Company’s continuing operations, including foodservice packaging distribution, Robotics-as-a-Service (“RaaS”), and hotel operations.

The results of the Snacks and Beverages business have been presented as discontinued operations for all periods presented. Accordingly, revenues, expenses, assets, and liabilities associated with this activity have been segregated from continuing operations in the consolidated financial statements. Prior-period amounts have been reclassified to conform to the current period presentation.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2025

Results of Discontinued Operations

The operating results of discontinued operations for the three months ended September 30, 2025 and 2024 were as follows:

	For the Three Months Ended September 30,
	2025	2024
Revenues - net	$-	$24,454
Costs and expenses	156	118,299
Loss from operations	(156)	(93,845)
General and administrative expenses	(1,297)	(1,981)
Net loss from discontinued operations	$(1,453)	$(95,826)

Liabilities of Discontinued Operations

The carrying amounts of the liabilities of discontinued operations as of September 30, 2025 and June 30, 2025 were as follows:

	September 30, 2025	June 30, 2025
Current liabilities
Accounts payable and accrued expenses	$450,495	$479,005
Total liabilities	$450,495	$479,005

Note 14 – Discontinued Operations

On June 30, 2025, management elected to discontinue the Company’s legacy Snacks and Beverages business, which historically involved the sale of packaged snack products through wholesale and distribution channels. This decision was part of a broader strategic realignment to focus resources on the Company’s continuing operations, including foodservice packaging distribution and RaaS.

The results of the Snacks and Beverages business have been presented as discontinued operations for all periods presented. Accordingly, revenues, expenses, assets, and liabilities associated with this activity have been segregated from continuing operations in the consolidated financial statements. Prior-period amounts have been reclassified to conform to the current presentation.

Results of Discontinued Operations

The operating results of discontinued operations for the years ended June 30, 2025 and 2024 were as follows:

	For the Years Ended June 30,
	2025	2024
Revenues - net	$41,551	$89,272
Costs and expenses	214,443	365,887
Loss from operations	(172,892)	(276,615)
General and administrative expenses	(6,802)	(5,429)
Net loss from discontinued operations	$(179,694)	$(282,044)

Assets and Liabilities of Discontinued Operations

The operating results of discontinued operations for the years ended June 30, 2025 and 2024 were as follows:

The carrying amounts of the assets and liabilities of discontinued operations as of June 30, 2025 and 2024 were as follows:

	June 30,
	2025	2024
Current assets
Cash	$-	$10,634
Accounts receivable	-	22,297
Prepaid and other	-	34,437
Inventory	-	25,995
Total assets	$-	$93,363

Current liabilities
Accounts payable and accrued expenses	$479,005	$457,610
Total liabilities	$479,005	$457,610